Great Lakes Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 43.9%
Communication Services - 3.2%
AT&T, Inc.
6.800%, 05/15/2036	$713,000	$997,322
Indiana Bell Telephone Co., Inc.
7.300%, 08/15/2026	535,000	656,147
Verizon Communications, Inc.
0.750%, 03/22/2024	1,000,000	1,004,677
		2,658,146
Consumer Discretionary - 2.7%
Booking Holdings, Inc.
3.600%, 06/01/2026	$2,000,000	2,219,138
Consumer Staples - 0.4%
Hershey Co.
2.300%, 08/15/2026	335,000	356,456
Energy - 1.3%
MPLX LP
4.875%, 12/01/2024	750,000	840,195
4.800%, 02/15/2029	250,000	293,815
		1,134,010
Financials # - 29.7%
Affiliated Managers Group
3.500%, 08/01/2025	445,000	483,448
Ally Financial, Inc.
5.125%, 09/30/2024	1,750,000	1,973,187
Credit Suisse Group Funding Ltd.
3.800%, 09/15/2022	1,000,000	1,040,774
3.800%, 06/09/2023	827,000	876,665
Ford Motor Credit Co., LLC
1.256% (3 Month LIBOR USD + 1.080%), 08/03/2022 ^	2,000,000	1,992,886
3.810%, 01/09/2024	1,190,000	1,246,781
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,593,000	1,598,558
1.181% (3 Month LIBOR USD + 1.050%), 06/05/2023 ^	2,187,000	2,204,294
1.735% (3 Month LIBOR USD + 1.600%), 11/29/2023 ^	1,250,000	1,289,838
JPMorgan Chase & Co.
2.972%, 01/15/2023	2,575,000	2,611,340
0.653% (SOFR + 0.600%), 09/16/2024 ^	1,000,000	1,000,913
Morgan Stanley
1.114% (3 Month LIBOR USD + 0.930%), 07/22/2022 ^	600,000	600,312
1.382% (3 Month LIBOR USD + 1.220%), 05/08/2024 ^	3,467,000	3,530,505
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	605,000	629,283
Symetra Financial Corp.
4.250%, 07/15/2024	640,000	693,833
Wells Fargo & Co.
4.125%, 08/15/2023	1,439,000	1,548,170
1.416% (3 Month LIBOR USD + 1.230%), 10/31/2023 ^	1,327,000	1,345,708
		24,666,495
Industrials - 2.2%
General Electric Co.
1.119% (3 Month LIBOR USD + 1.000%), 03/15/2023 ^	1,450,000	1,467,807
6.875%, 01/10/2039	250,000	375,978
		1,843,785
Materials - 3.7%
Dow Chemical Co.
4.250%, 10/01/2034	1,500,000	1,741,086
Georgia-Pacific, LLC
7.250%, 06/01/2028	1,000,000	1,327,928
		3,069,014
Utilities - 0.7%
Duke Energy Carolinas, LLC
6.000%, 12/01/2028	445,000	569,370
Total Corporate Bonds
(Cost $35,845,303)		36,516,414

EXCHANGE TRADED FUNDS - 38.1%	Shares
iShares 1-5 Year Investment Grade Corporate Bond Fund	120,500	6,604,605
iShares Core U.S. Aggregate Bond Fund	50,000	5,766,500
iShares Floating Rate Bond Fund	110,000	5,590,200
iShares iBoxx $ High Yield Corporate Bond Fund	93,000	8,187,720
iShares MBS Fund	51,000	5,519,730
Total Exchange Traded Funds
(Cost $31,424,552)		31,668,755

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.0%	Par
Federal Home Loan Mortgage Association
Series 4949, Class BC
2.250%, 03/25/2049	$624,372	640,728
Series 5026, Class DH
1.750%, 09/25/2043	711,277	726,951
Federal National Mortgage Association
Series 2013-130, Class CA
2.500%, 06/25/2043	208,133	215,805
Series 2013-130, Class CD
3.000%, 06/25/2043	378,424	399,714
Federal National Mortgage Association Pool
5.170%, 06/01/2028, #468516	211,868	239,038
2.000%, 01/01/2051, #FM5733	1,475,669	1,493,928
Government National Mortgage Association
Series 2018-52, Class AE
2.750%, 05/16/2051	192,853	199,567
Series 2021-029, Class CY
3.000%, 09/20/2050	1,000,000	1,069,403
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $4,907,148)		4,985,134

U.S. TREASURY SECURITIES - 5.0%
U.S. Treasury Notes
2.000%, 02/15/2023	2,000,000	2,058,711
2.000%, 08/15/2025	2,000,000	2,105,703
Total U.S. Treasury Securities
(Cost $4,191,343)		4,164,414

MUNICIPAL BONDS - 3.2%
Central Plains Energy Project
5.250%, 09/01/2037	1,000,000	1,057,393
Cook County, Illinois
Series B
4.940%, 11/15/2023 - BAM Insured	500,000	508,391
Detroit, Michigan City School District
6.645%, 05/01/2029 - QSBLF Insured	460,000	619,732
Rosemont, Illinois General Obligation Fund
Series B
5.375%, 12/01/2023 - BAM Insured	470,000	520,731
Total Municipal Bonds
(Cost $2,665,980)		2,706,247

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	536,628
Commercial Mortgage Trust
Series 2012-CR1, Class AM
3.912%, 05/17/2045	350,000	357,146
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	7,367	7,388
Greenpoint Mortgage
Series 2003-1, Class A1
2.549%, 10/25/2033 (a)	60,823	62,023
Total Commercial Mortgage-Backed Securities
(Cost $937,857)		963,185

ASSET BACKED SECURITY - 0.0%
Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.350%, 07/17/2023
(Cost $22,815)	22,747	22,776

MONEY MARKET FUND - 2.3%	Shares
First American Government Obligations Fund - Class Z, 0.02% (b)
Total Money Market Fund
(Cost $1,892,769)	1,892,769	1,892,769

Total Investments - 99.7%
(Cost $81,887,767)		82,919,694
Other Assets and Liabilities, Net - 0.3%		229,540
Total Net Assets - 100.0%		$83,149,234

#
As of June 30, 2021, the Fund had a significant portion of its assets invested in the financials sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

^	Variable rate security - The rate shown is the rate in effect as of June 30, 2021.
(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)	The rate shown is the annualized seven-day effective yield as of June 30, 2021.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

BAM - Build America Mutual Assurance Company
LIBOR - London Interbank Offered Rate
QSBLF - School Bond Qualification Program
SOFR - Secured Overnight Financing Rate

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2021, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$36,516,414	$-	$36,516,414
Exchange Traded Funds	31,668,755	-	-	31,668,755
U.S. Government Agency Mortgage-Backed Securities	-	4,985,134	-	4,985,134
U.S. Treasury Securities	-	4,164,414	-	4,164,414
Municipal Bonds	-	2,706,247	-	2,706,247
Commercial Mortgage-Backed Securities	-	963,185	-	963,185
Asset-Backed Security	-	22,776	-	22,776
Money Market Fund	1,892,769	-	-	1,892,769
Total Investments	$33,561,524	$49,358,170	$-	$82,919,694

Refer to the Schedule of Investments for further information on the classification of investments.